SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) (Parenthetical) - USD ($)										1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 28, 2024	Dec. 28, 2023	Dec. 22, 2023	Aug. 07, 2023	Jul. 28, 2023	Jul. 24, 2023	Jul. 20, 2023	Jul. 07, 2023	Jun. 13, 2023	Jul. 24, 2023	Jul. 07, 2023	Aug. 07, 2023	Jun. 30, 2024	Jul. 17, 2023
Short-Term Debt [Line Items]
Debt instrument face amount														$ 1,944,000
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%								20.00%
Debt Instrument, Interest Rate, Effective Percentage				10.00%								10.00%
Debt instrument, maturity date range, start				May 19, 2024								May 19, 2024
Debt instrument, maturity end date				Aug. 07, 2024								Aug. 07, 2024
Default amount													$ 604,000
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 141,000								$ 141,000
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 400,000								$ 400,000
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%			20.00%
Debt Instrument, Interest Rate, Effective Percentage								10.00%			10.00%
Debt instrument, maturity date range, start								May 19, 2024			May 19, 2024
Debt instrument, maturity end date								Jul. 07, 2024			Jul. 07, 2024
Default amount													$ 604,000
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 141,000			$ 141,000
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 400,000			$ 400,000
20% Senior Secured Promissory Note [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%
Debt instrument face amount							$ 70,500
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt instrument, maturity date range, start							Jul. 20, 2024
Debt instrument, maturity date							Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Keystone Capital – Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%
Debt instrument face amount							$ 70,500
Debt Instrument, Interest Rate, Effective Percentage							10.00%
20% Senior Secured Promissory Note [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage							20.00%
Debt instrument face amount							$ 70,500
Debt Instrument, Interest Rate, Effective Percentage							10.00%
Debt instrument, maturity date range, start							Jul. 20, 2024
Debt instrument, maturity date							Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%	20.00%			20.00%
Debt instrument face amount						$ 300,000	$ 300,000			$ 300,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%	10.00%			10.00%
Debt instrument, maturity date range, start						Jul. 20, 2024
Debt instrument, maturity date						Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%				20.00%
Debt instrument face amount						$ 30,000				$ 30,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%				10.00%
Debt instrument, maturity date range, start						Jul. 24, 2024
Debt instrument, maturity date						Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%				20.00%
Debt instrument face amount						$ 180,000				$ 180,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%				10.00%
Debt instrument, maturity date range, start						Jul. 24, 2024
Debt instrument, maturity date						Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage					20.00%
Debt instrument face amount					$ 600,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%
Debt instrument, maturity date range, start					Jul. 28, 2024
Debt instrument, maturity date					Jul. 28, 2024
20% Senior Secured Promissory Note [Member] | Miller – Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%				20.00%
Debt instrument face amount						$ 240,000				$ 240,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%				10.00%
Debt instrument, maturity date range, start						Jun. 13, 2024				Jun. 13, 2024
Debt instrument, maturity end date						Jul. 24, 2024				Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Titan 5 – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%
Debt instrument face amount									$ 120,000
Debt Instrument, Interest Rate, Effective Percentage									10.00%
Debt instrument, maturity date range, start									Jun. 13, 2024
Debt instrument, maturity date									Jun. 13, 2024
20% Senior Secured Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage		20.00%
Debt instrument face amount		$ 150,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Debt instrument, maturity date range, start		Dec. 28, 2024
Debt instrument, maturity date		Dec. 28, 2024
20% Senior Secured Promissory Note [Member] | FC Advisory – Bridge note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			20.00%
Debt instrument face amount			$ 60,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Debt instrument, maturity date range, start			Dec. 22, 2024
Debt instrument, maturity date			Dec. 22, 2024
25% Senior Secured Promissory Note [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage	25.00%
Debt instrument face amount	$ 62,500
Debt Instrument, Interest Rate, Effective Percentage	11.00%
Debt instrument, maturity date	Aug. 25, 2025
25% Senior Secured Promissory Note [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage	25.00%
Debt instrument face amount	$ 125,000
Debt Instrument, Interest Rate, Effective Percentage	11.00%
Debt instrument, maturity date	Aug. 25, 2025
25% Senior Secured Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage		25.00%
Debt instrument face amount		$ 62,500
Debt Instrument, Interest Rate, Effective Percentage		11.00%
Debt instrument, maturity date		Aug. 31, 2025